UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Segall Bryant & Hamill Emerging Markets Fund

(Class A: SBHEX)

(Class I: SBEMX)

Segall Bryant & Hamill International Small Cap Fund

(Class A: SBHSX)

(Class I: SBSIX)

SEMI-ANNUAL REPORT

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (866) 490-4999 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (866) 490-4999 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Segall Bryant & Hamill Funds

Each a series of Investment Managers Series Trust

Table of Contents

Segall Bryant & Hamill Emerging Markets Fund
Schedule of Investments	1
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Segall Bryant & Hamill International Small Cap Fund
Schedule of Investments	20
Statement of Assets and Liabilities	33
Statement of Operations	34
Statements of Changes in Net Assets	35
Financial Highlights	36
Notes to Financial Statements	38
Expense Examples	51

This report and the financial statements contained herein are provided for the general information of the shareholders of the Segall Bryant & Hamill Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 97.3%
	BRAZIL – 5.7%
18,720	Banco Bradesco S.A.	$147,999
6,200	Banco do Brasil S.A.	78,553
29,100	Banco Santander Brasil S.A. - ADR	333,195
22,000	Banestes S.A. Banco do Estado do Espirito Santo	27,156
10,100	CCR S.A.	30,111
4,000	Centrais Eletricas Brasileiras S.A.	33,358
6,400	Cia Siderurgica Nacional S.A. *	23,732
2,400	Cosan S.A. Industria e Comercio	28,688
5,300	EDP - Energias do Brasil S.A.	23,668
6,200	IRB Brasil Resseguros S/A	148,474
83,200	JBS S.A.	419,490
4,700	Petroleo Brasileiro S.A. - ADR	71,581
19,600	Qualicorp Consultoria e Corretora de Seguros SA	85,976
1,210	Restoque Comercio e Confeccoes de Roupas S.A.	9,106
1,300	Telefonica Brasil S.A. - ADR	15,470
16,500	Tupy S.A.	73,640
33,974	Vale S.A. - ADR	434,188
3,200	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	14,486
		1,998,871
	CHILE – 0.8%
87,831	AES Gener S.A.	23,860
106,864	Blumar S.A.	51,936
3,052	CAP S.A.	34,869
116,663	Colbun S.A.	26,078
7,091	Empresas CMPC S.A.	23,868
6,200	Enel Americas S.A. - ADR	54,188
7	Enel Chile S.A. - ADR	35
10,046	Engie Energia Chile S.A.	19,267
45,126	Grupo Security S.A.	18,294
179,854	Sociedad Matriz SAAM S.A.	17,245
		269,640
	CHINA – 32.7%
31,300	Agricultural Bank of China Ltd. - Class A	17,469
358,000	Agricultural Bank of China Ltd. - Class H	165,200
6,500	Alibaba Group Holding Ltd. - ADR *	1,206,205
13,500	Anhui Conch Cement Co., Ltd. - Class H	82,344
24,000	Anhui Expressway Co., Ltd. - Class H	16,215
3,000	ANTA Sports Products Ltd.	21,148
146,000	APT Satellite Holdings Ltd.	65,511
446,000	Bank of China Ltd. - Class H	212,630
115,000	Bank of Chongqing Co., Ltd. - Class H	74,616
216,000	Bank of Communications Co., Ltd. - Class H	182,001

1

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHINA (Continued)
45,295	Bank of Nanjing Co., Ltd. - Class A	$58,293
256,000	CGN New Energy Holdings Co., Ltd.	38,507
21,000	China Aircraft Leasing Group Holdings Ltd.	24,092
130,000	China Aoyuan Group Ltd.	157,595
278,000	China CITIC Bank Corp. Ltd. - Class H	178,251
77,000	China Communications Construction Co., Ltd. - Class H	74,106
431,000	China Construction Bank Corp. - Class H	380,740
839,000	China Datang Corp. Renewable Power Co., Ltd. - Class H	96,255
463,000	China Everbright Bank Co., Ltd. - Class H	228,407
8,000	China Everbright Ltd.	14,563
34,000	China Evergrande Group	109,002
56,000	China Jinmao Holdings Group Ltd.	36,264
37,000	China Lesso Group Holdings Ltd.	26,177
24	China Literature Ltd. * 1	109
33,000	China Longyuan Power Group Corp. Ltd. - Class H	22,716
68,000	China Lumena New Materials Corp. * 2 3	-
52,000	China Machinery Engineering Corp. - Class H	25,189
6,000	China Metal Recycling Holdings Ltd. * 2 3	-
22,200	China Minsheng Banking Corp. Ltd. - Class A	21,090
178,000	China Minsheng Banking Corp. Ltd. - Class H	133,645
63,000	China Mobile Ltd.	600,302
104,000	China National Building Material Co., Ltd. - Class H	96,645
166,000	China Petroleum & Chemical Corp. - Class H	127,598
18,000	China Railway Construction Corp. Ltd. - Class H	21,247
84,000	China Railway Group Ltd. - Class H	66,174
88,000	China Resources Cement Holdings Ltd.	88,058
14,000	China Resources Power Holdings Co., Ltd.	19,595
65,500	China Shenhua Energy Co., Ltd. - Class H	144,780
229,000	China Suntien Green Energy Corp. Ltd. - Class H	65,972
628,000	China Telecom Corp. Ltd. - Class H	325,015
20,500	China Tian Lun Gas Holdings Ltd.	21,324
204,000	China Traditional Chinese Medicine Holdings Co., Ltd.	115,720
130,000	China Unicom Hong Kong Ltd.	154,281
178,000	Chongqing Machinery & Electric Co., Ltd. - Class H	16,791
118,000	CNOOC Ltd.	213,293
420,000	Concord New Energy Group Ltd.	20,612
78,000	Consun Pharmaceutical Group Ltd.	54,686
1,934,840	CP Pokphand Co., Ltd.	165,249
25,000	Daqin Railway Co., Ltd. - Class A	31,617
66,000	Far East Horizon Ltd.	73,279
46,000	Future Land Development Holdings Ltd.	54,826
31,140	Golden Eagle Retail Group Ltd.	36,916
93,000	Goldlion Holdings Ltd.	38,055
14,000	Guangzhou Automobile Group Co., Ltd. - Class H	15,044

2

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHINA (Continued)
9,200	Guangzhou R&F Properties Co., Ltd. - Class H	$18,271
62,000	Hisense Home Appliances Group Co., Ltd. - Class H	84,724
144,000	Huaneng Renewables Corp. Ltd. - Class H	41,485
205,000	Huishang Bank Corp. Ltd. - Class H	87,803
420,000	Industrial & Commercial Bank of China Ltd. - Class H	315,343
7,000	Industrial Bank Co., Ltd. - Class A	20,698
44,000	Kunlun Energy Co., Ltd.	46,441
66,000	Lee & Man Chemical Co., Ltd.	40,131
110,000	Lenovo Group Ltd.	101,940
30,000	Logan Property Holdings Co., Ltd.	47,802
50,000	Lonking Holdings Ltd.	16,954
81,500	Luye Pharma Group Ltd. [1]	73,762
36,000	Maanshan Iron & Steel Co., Ltd. - Class H	16,566
787,000	Maoye International Holdings Ltd.	63,202
36,000	Min Xin Holdings Ltd.	22,807
12,000	Nexteer Automotive Group Ltd.	18,784
422,000	Phoenix Media Investment Holdings Ltd.	46,800
5,000	Ping An Insurance Group Co. of China Ltd. - Class H	60,199
35,400	Poly Culture Group Corp. Ltd. - Class H	41,651
320,000	Postal Savings Bank of China Co., Ltd. - Class H [1]	194,575
356,000	Qingling Motors Co., Ltd. - Class H	106,644
13,800	Sany Heavy Industry Co., Ltd. - Class A	25,094
11,900	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B	18,017
145,500	Shengjing Bank Co., Ltd. - Class H [1]	84,576
192,400	Shenzhen Overseas Chinese Town Co., Ltd. - Class A	227,048
66,000	Shougang Fushan Resources Group Ltd.	15,985
36,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H	16,291
4,400	Sinopharm Group Co., Ltd. - Class H	17,275
108,000	Sinotruk Hong Kong Ltd.	233,765
46,108	Spring Real Estate Investment Trust - REIT	20,454
220,000	Springland International Holdings Ltd.	46,273
26,000	Sunac China Holdings Ltd.	134,063
191,000	TCL Electronics Holdings Ltd.	102,259
30,500	Tencent Holdings Ltd.	1,508,515
67,000	Texhong Textile Group Ltd.	90,702
52,231	Tian Shan Development Holding Ltd.	16,845
184,000	Tianjin Port Development Holdings Ltd.	21,344
88,000	Tianneng Power International Ltd.	82,562
364,000	Time Watch Investments Ltd.	49,184
15,000	Times China Holdings Ltd.	27,267
97,593	TPV Technology Ltd.	22,642
820,000	Trigiant Group Ltd.	148,430
96,000	Weichai Power Co., Ltd. - Class H	156,884
123,795	Weiqiao Textile Co. - Class H	50,024

3

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHINA (Continued)
310,000	Xingda International Holdings Ltd.	$98,396
110,000	Xinhua Winshare Publishing and Media Co., Ltd. - Class H	84,413
61,500	Xtep International Holdings Ltd.	35,043
76,000	Yanzhou Coal Mining Co., Ltd. - Class H	80,991
74,000	Yuexiu Property Co., Ltd.	17,168
88,000	Yunnan Water Investment Co., Ltd. - Class H	27,034
28,000	Yuzhou Properties Co., Ltd.	14,777
3,500	YY, Inc. - ADR *	296,135
18,000	Zhejiang Expressway Co., Ltd. - Class H	19,297
		11,490,754
	COLOMBIA – 0.4%
5,371	Banco de Bogota S.A.	114,422
71,624	Grupo Aval Acciones y Valores S.A.	27,469
		141,891
	CZECH REPUBLIC – 0.2%
406	Komercni banka A.S.	15,384
3,589	O2 Czech Republic A.S.	39,023
		54,407
	EGYPT – 0.2%
33,683	Faisal Islamic Bank of Egypt	30,348
6,371	Housing & Development Bank	17,859
28,160	Oriental Weavers	15,449
		63,656
	GREECE – 0.1%
1,910	Hellenic Petroleum S.A.	17,673
659	Motor Oil Hellas Corinth Refineries S.A.	16,808
		34,481
	HUNGARY – 0.1%
1,449	MOL Hungarian Oil & Gas PLC	16,637
401	OTP Bank Nyrt	17,772
		34,409
	INDIA – 9.3%
8,371	Bajaj Consumer Care Ltd.	39,518
1,345	Bajaj Holdings & Investment Ltd.	59,676
6,156	Balmer Lawrie & Co., Ltd.	15,046
80,622	Balrampur Chini Mills Ltd.	174,565
11,592	Bank of Baroda *	19,442
15,597	Bharat Electronics Ltd.	19,543
1,807	Bharat Financial Inclusion Ltd. *	26,184
11,698	Bharat Petroleum Corp. Ltd.	63,886
4,463	Bharti Infratel Ltd.	16,847

4

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
17,801	Coal India Ltd.	$64,533
6,711	DB Corp. Ltd.	17,980
1,370	GAIL India Ltd. - GDR	41,922
11,391	GHCL Ltd.	41,475
113,578	Granules India Ltd.	183,136
2,538	Graphite India Ltd.	13,966
10,344	Greaves Cotton Ltd.	21,936
11,523	Gujarat Ambuja Exports Ltd.	34,824
22,239	HCL Technologies Ltd.	378,362
6,459	Hindalco Industries Ltd.	19,134
16,895	Hindustan Petroleum Corp. Ltd.	70,746
10,558	Hindustan Zinc Ltd.	42,025
35,040	Indian Oil Corp. Ltd.	79,623
4,247	JB Chemicals & Pharmaceuticals Ltd.	21,029
12,647	JSW Steel Ltd.	56,067
6,060	Jubilant Life Sciences Ltd.	57,578
10,910	Karnataka Bank Ltd.	19,889
5,691	LIC Housing Finance Ltd.	40,645
705	Maharashtra Scooters Ltd.	37,167
10,291	Mahindra CIE Automotive Ltd. *	33,682
25,861	Muthoot Finance Ltd. *	221,972
20,798	Nava Bharat Ventures Ltd.	30,470
6,426	NIIT Technologies Ltd.	119,505
16,198	NMDC Ltd.	23,393
29,570	NTPC Ltd.	56,990
31,057	Oil & Natural Gas Corp. Ltd.	75,551
11,662	Oil India Ltd.	30,323
17,921	Petronet LNG Ltd.	62,134
127,302	Power Finance Corp. Ltd. *	211,579
17,631	Power Grid Corp. of India Ltd.	47,250
72,274	REC Ltd.	153,321
440	Reliance Industries Ltd. - GDR [1]	17,622
9,772	Sun TV Network Ltd.	80,680
5,334	Tata Steel Ltd.	42,731
7,389	Tata Steel Ltd. - GDR	59,112
8,588	Tech Mahindra Ltd.	103,236
39,121	Trident Ltd.	36,869
5,756	TV Today Network Ltd.	25,452
1,252	Vardhman Textiles Ltd.	20,280
8,500	Vedanta Ltd. - ADR	81,260
16,666	Wipro Ltd. - ADR	76,164
		3,286,320

5

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA – 2.4%
224,200	Adaro Energy Tbk P.T.	$20,532
155,200	Adira Dinamika Multi Finance Tbk P.T.	109,185
166,200	Astra Otoparts Tbk P.T.	18,311
174,500	Bank Mandiri Persero Tbk P.T. *	94,597
129,100	Bank BTPN Tbk P.T.	33,611
123,800	Bukit Asam Tbk P.T.	34,403
128,300	Erajaya Swasembada Tbk P.T.	13,055
94,200	Indomobil Sukses Internasional Tbk P.T.	18,576
471,800	Japfa Comfeed Indonesia Tbk P.T.	51,650
70,400	Matahari Department Store Tbk P.T.	20,107
2,172,200	Media Nusantara Citra Tbk P.T.	143,289
236,300	Mitra Pinasthika Mustika Tbk P.T. *	21,226
223,000	Perusahaan Gas Negara Persero Tbk	36,306
294,900	Sarana Menara Nusantara Tbk P.T.	16,038
1,426,000	Sri Rejeki Isman Tbk P.T.	33,624
2,136,200	Tunas Baru Lampung Tbk P.T.	126,673
21,900	United Tractors Tbk P.T.	41,764
123,300	Wijaya Karya Persero Tbk P.T.	20,939
		853,886
	MALAYSIA – 2.4%
64,600	AirAsia Group Bhd	42,655
121,700	AMMB Holdings Bhd	131,576
98,900	Astro Malaysia Holdings Bhd	34,685
45,500	Berjaya Sports Toto Bhd	28,943
48,700	Bermaz Auto Bhd	28,270
29,166	BIMB Holdings Bhd	32,732
14,200	Genting Bhd	24,179
15,800	Keck Seng Malaysia Bhd	18,267
14,900	Lingkaran Trans Kota Holdings Bhd	15,496
6,800	Malaysian Pacific Industries Bhd	16,118
99,375	Matrix Concepts Holdings Bhd	46,148
22,300	Oriental Holdings BHD	36,623
241,800	OSK Holdings Bhd	57,606
48,400	Petronas Chemicals Group Bhd	105,357
97,100	RHB Bank Bhd	139,972
50,100	Supermax Corp. Bhd	18,298
53,118	Syarikat Takaful Malaysia Keluarga Bhd	77,984
		854,909
	MEXICO – 2.5%
99,800	Alfa S.A.B. de C.V. - Class A	100,865
60,500	Alpek S.A.B. de C.V.	74,421
7,700	America Movil S.A.B. de C.V. - ADR	113,729
52,000	Credito Real S.A.B. de C.V. SOFOM ER	59,330

6

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
25,800	Fibra MTY SAPI de C.V. - REIT	$16,141
50,800	Genomma Lab Internacional S.A.B. de C.V. - Class B *	40,838
40,500	Gentera S.A.B. de C.V.	36,958
80,100	Grupo Comercial Chedraui S.A. de C.V.	158,275
66,300	Grupo Financiero Inbursa S.A.B. de C.V. - Class O	101,490
27,512	Grupo Herdez S.A.B. de C.V.	58,963
2,354	Grupo Simec S.A.B. de C.V. *	7,204
4,200	Megacable Holdings S.A.B. de C.V.	18,501
89,600	Nemak S.A.B. de C.V. [1]	48,917
14,400	Unifin Financiera S.A.B. de C.V. SOFOM ENR	32,305
		867,937
	PERU – 0.4%
61,923	Ferreycorp S.A.A.	45,883
1,958	Intercorp Financial Services, Inc.	86,348
23,831	Union Andina de Cementos S.A.A.	18,018
		150,249
	PHILIPPINES – 1.2%
97,600	8990 Holdings, Inc.	26,969
24,400	Aboitiz Power Corp.	17,652
18,760	Asia United Bank Corp.	21,113
25,220	Cebu Air, Inc.	39,684
30,900	China Banking Corp.	15,743
634,600	Cosco Capital, Inc.	90,966
90,500	DMCI Holdings, Inc.	19,381
56,300	First Gen Corp.	23,876
3,270	Globe Telecom, Inc.	111,693
48,480	Semirara Mining & Power Corp.	22,188
177,500	Vista Land & Lifescapes, Inc.	24,898
		414,163
	POLAND – 0.9%
892	Dom Development S.A.	18,907
1,047	Grupa Lotos S.A.	22,784
2,038	Jastrzebska Spolka Weglowa S.A. *	30,958
27,225	LC Corp. S.A.	18,095
2,744	PKP Cargo S.A. *	32,025
2,617	Polski Koncern Naftowy ORLEN S.A.	67,057
13,793	Polskie Gornictwo Naftowe i Gazownictwo S.A.	20,934
10,623	Powszechny Zaklad Ubezpieczen S.A.	116,751
		327,511
	QATAR – 0.9%
4,533	Barwa Real Estate Co.	43,216

7

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	QATAR (Continued)
20,192	Commercial Bank PQSC	$282,293
		325,509
	RUSSIA – 3.2%
2,133	Bashneft PAO	69,939
6,680,000	Federal Grid Co. Unified Energy System PJSC	17,150
75,323	Gazprom PJSC - ADR	376,163
3,770,000	IDGC of Centre and Volga Region PJSC	16,256
646,000	Inter RAO UES PJSC	39,166
126,900	Magnitogorsk Iron & Steel Works PJSC	86,751
125	MMC Norilsk Nickel PJSC	27,727
22,050	Rosneft Oil Co. PJSC	146,235
81,930	Sberbank of Russia PJSC	285,327
124,260,000	VTB Bank PJSC	68,226
		1,132,940
	SOUTH AFRICA – 6.4%
6,073	Absa Group Ltd.	69,734
2,828	African Rainbow Minerals Ltd.	33,620
11,200	AngloGold Ashanti Ltd. - ADR	132,160
5,692	Astral Foods Ltd.	72,418
267,778	Delta Property Fund Ltd. - REIT	40,808
8,675	Exxaro Resources Ltd.	99,048
8,400	Harmony Gold Mining Co., Ltd. - ADR *	14,616
2,813	Kumba Iron Ore Ltd.	84,292
377,577	Merafe Resources Ltd.	36,161
1,491	Motus Holdings Ltd.	9,250
2,796	Naspers Ltd. - N Shares	714,412
11,908	Nedbank Group Ltd.	221,478
11,148	Netcare Ltd.	18,688
231,719	Old Mutual Ltd.	372,403
11,027	Stenprop Ltd.	16,457
49,697	Telkom S.A. SOC Ltd.	294,569
13,972	Tsogo Sun Holdings Ltd.	21,019
		2,251,133
	SOUTH KOREA – 12.0%
3,043	Aju Capital Co., Ltd.	28,004
723	Chongkundang Holdings Corp.	47,224
3,746	Daeduck Electronics Co.	33,992
1,345	Daelim Industrial Co., Ltd.	111,455
2,395	Daesang Corp.	54,434
3,702	Daesang Holdings Co., Ltd.	25,955
4,306	Daewon Pharmaceutical Co., Ltd.	65,061
299	E1 Corp.	16,458

8

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
6,217	Eugene Corp.	$32,837
2,646	GS Engineering & Construction Corp.	91,964
861	GS Holdings Corp.	38,327
148	GS Home Shopping, Inc.	21,690
5,658	Hana Financial Group, Inc.	178,243
218	Hansol Chemical Co., Ltd.	15,956
1,068	Hansol Paper Co., Ltd.	13,668
870	HDC Hyundai Development Co.-Engineering & Construction - Class E	34,706
425	Hyosung Corp.	27,323
270	Hyundai Department Store Co., Ltd.	23,460
185	Hyundai Glovis Co., Ltd.	25,260
4,616	Hyundai Greenfood Co., Ltd.	55,124
172	Hyundai Home Shopping Network Corp.	14,724
3,364	Hyundai Motor Securities Co., Ltd.	29,374
843	i-SENS, Inc.	17,681
12,248	Industrial Bank of Korea	148,362
3,231	JB Financial Group Co., Ltd.	15,738
6,721	Kia Motors Corp.	260,348
700	Korea Gas Corp.	27,655
18,222	Korea Real Estate Investment & Trust Co., Ltd.	40,635
565	Korean Air Lines Co., Ltd.	16,034
5,200	KT Corp. - ADR	62,556
2,084	KT Skylife Co., Ltd.	21,051
388	Kukdo Chemical Co., Ltd.	15,345
2,765	Kyobo Securities Co., Ltd.	24,617
2,440	LF Corp.	52,010
5,703	LG Uplus Corp.	69,814
3,051	Meritz Financial Group, Inc.	34,476
5,589	Meritz Securities Co., Ltd.	24,210
9,628	Orion Holdings Corp.	157,424
1,670	Partron Co., Ltd.	19,800
2,700	POSCO - ADR	148,959
2,125	Power Logics Co., Ltd. *	19,556
1,492	S&T Motiv Co., Ltd.	48,663
862	Samjin Pharmaceutical Co., Ltd.	28,816
24,904	Samsung Electronics Co., Ltd.	977,484
586	Samwha Capacitor Co., Ltd.	29,898
780	Samyang Holdings Corp.	53,685
1,144	Seoul Semiconductor Co., Ltd.	18,754
529	SFA Engineering Corp.	18,997
3,400	Shinhan Financial Group Co., Ltd. - ADR	128,860
382	Shinyoung Securities Co., Ltd. *	19,228
242	SK Holdings Co., Ltd.	53,138
5,173	SK Hynix, Inc.	349,841

9

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
6,400	SK Telecom Co., Ltd. - ADR	$151,040
978	SL Corp.	20,345
365	Soulbrain Co., Ltd.	15,717
576	Spigen Korea Co., Ltd.	37,277
2,582	Taeyoung Engineering & Construction Co., Ltd.	28,292
9,861	Tongyang, Inc.	16,799
4,936	Woori Financial Group, Inc.	58,523
339	Youngone Holdings Co., Ltd.	18,863
		4,235,730
	TAIWAN – 11.5%
60,000	Asia Cement Corp.	81,065
5,000	Catcher Technology Co., Ltd.	39,562
116,000	Central Reinsurance Co., Ltd.	66,820
11,000	Chicony Electronics Co., Ltd.	27,090
15,000	Chin-Poon Industrial Co., Ltd.	18,640
730,000	China Development Financial Holding Corp.	235,057
45,000	China Motor Corp.	40,411
18,000	Chipbond Technology Corp.	40,775
1,900	Chunghwa Telecom Co., Ltd. - ADR	68,476
22,000	Coretronic Corp.	34,102
3,000	Egis Technology, Inc.	25,145
16,400	Elan Microelectronics Corp.	44,369
76,000	Eva Airways Corp.	37,261
68,000	Far Eastern Department Stores Ltd.	36,089
54,000	Far Eastern International Bank	20,096
35,000	Far Eastern New Century Corp.	38,170
6,000	FLEXium Interconnect, Inc.	18,815
8,000	Flytech Technology Co., Ltd.	20,271
31,000	Formosa Advanced Technologies Co., Ltd.	35,363
15,000	Foxconn Technology Co., Ltd.	33,591
25,000	Getac Technology Corp.	37,580
61,000	Goldsun Building Materials Co., Ltd.	16,404
146,000	Great Wall Enterprise Co., Ltd.	165,839
45,000	Hannstar Board Corp.	47,620
37,000	Hey Song Corp.	38,017
19,000	Hung Sheng Construction Ltd.	13,865
12,000	International CSRC Investment Holdings Co.	16,310
36,000	Inventec Corp.	28,892
105,000	Jih Sun Financial Holdings Co., Ltd.	33,368
22,000	King Yuan Electronics Co., Ltd.	20,362
22,000	King's Town Construction Co., Ltd.	18,368
90,000	Lite-On Technology Corp.	126,841
3,064	Merry Electronics Co., Ltd.	17,650

10

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
19,000	Mitac Holdings Corp.	$19,676
6,000	Novatek Microelectronics Corp.	39,125
29,000	Pou Chen Corp.	35,240
41,000	Powertech Technology, Inc.	102,165
70,000	President Securities Corp.	30,468
9,000	Primax Electronics Ltd.	18,407
26,000	Qisda Corp.	16,533
14,000	Radiant Opto-Electronics Corp.	47,118
42,000	Shinkong Insurance Co., Ltd.	52,736
49,000	Shinkong Synthetic Fibers Corp.	21,566
11,000	Shinkong Textile Co., Ltd.	15,058
6,000	Simplo Technology Co., Ltd.	50,872
18,000	Supreme Electronics Co., Ltd.	17,941
8,000	Systex Corp.	17,579
80,800	Taiwan Cement Corp.	109,822
8,000	Taiwan Paiho Ltd.	19,572
16,000	Taiwan PCB Techvest Co., Ltd.	19,598
22,000	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	964,040
22,000	Taiwan Styrene Monomer	17,799
15,000	Tong Yang Industry Co., Ltd.	21,407
7,000	Topco Scientific Co., Ltd.	20,071
12,000	Tripod Technology Corp.	38,407
2,000	TSC Auto ID Technology Co., Ltd.	18,317
24,000	Unimicron Technology Corp.	26,756
145,000	Union Bank Of Taiwan	51,382
5,000	United Integrated Services Co., Ltd.	22,249
35,640	UPC Technology Corp.	14,532
104,000	Walsin Lihwa Corp.	58,225
85,008	Waterland Financial Holdings Co., Ltd.	28,610
17,000	Wisdom Marine Lines Co., Ltd.	16,174
203,000	Wistron Corp.	168,176
11,584	Yageo Corp.	114,149
86,000	YFY, Inc.	33,119
338,000	Yuanta Financial Holding Co., Ltd.	195,793
19,000	Zhen Ding Technology Holding Ltd.	67,943
		4,052,909
	THAILAND – 2.3%
34,400	AAPICO Hitech PCL	21,874
38,400	Banpu PCL	19,726
250,600	GFPT PCL	121,670
6,900	Glow Energy PCL	19,776
14,900	Hana Microelectronics PCL	15,168
17,200	Indorama Ventures PCL	24,649

11

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND (Continued)
26,800	Krung Thai Bank PCL	$15,866
39,500	PTT Exploration & Production PCL	165,176
31,600	PTT Global Chemical PCL	68,050
54,600	PTT PCL	83,375
22,400	Saha-Union PCL	31,925
28,200	Somboon Advance Technology PCL	17,048
55,800	SPCG PCL	31,461
41,700	Sri Trang Agro-Industry PCL	17,111
97,200	SVI PCL	14,614
8,200	Thai Stanley Electric PCL	60,360
40,000	Thanachart Capital PCL	66,406
48,600	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust - REIT	20,551
		814,806
	TURKEY – 0.7%
85,251	Dogan Sirketler Grubu Holding A.S.	15,145
31,425	Eregli Demir ve Celik Fabrikalari TAS	48,242
43,591	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. - Class D *	16,510
12,089	Soda Sanayii A.S.	15,722
14,005	Tekfen Holding A.S.	62,480
23,667	Vestel Beyaz Esya Sanayi ve Ticaret A.S.	74,449
		232,548
	UNITED ARAB EMIRATES – 1.0%
80,330	Aldar Properties PJSC	38,927
143,984	Dubai Islamic Bank PJSC	202,656
45,914	Emaar Development PJSC	48,999
41,732	Emaar Properties PJSC	54,534
		345,116

	TOTAL COMMON STOCKS (Cost $30,324,917)	34,233,775
	PREFERRED STOCKS – 2.4%
	BRAZIL – 1.3%
14,400	Banco do Estado do Rio Grande do Sul S.A. - Preference	89,681
66,300	Banco Pan S.A. - Preference *	57,320
7,900	Cia de Saneamento do Parana - Preference	28,690
5,200	Cia de Transmissao de Energia Eletrica Paulista - Preference	27,849
5,300	Cia Paranaense de Energia - Preference	55,688
13,100	Petroleo Brasileiro S.A. - ADR - Preference	180,780
		440,008
	RUSSIA – 0.4%
50	Transneft PJSC - Preference	129,918

12

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	SOUTH KOREA – 0.7%
8,150	Samsung Electronics Co., Ltd. - Preference	$259,539

	TOTAL PREFERRED STOCKS (Cost $616,979)	829,465

	WARRANT – 0.0%
	MALAYSIA – 0.0%
4,260	Kim Loong Resources Bhd *	268

	TOTAL WARRANTS (Cost $—)	268

Principal Amount
	SHORT-TERM INVESTMENTS – 0.3%
$112,129	UMB Money Market Fiduciary, 0.25% [4]	112,129

	TOTAL SHORT-TERM INVESTMENTS (Cost $112,129)	112,129

	TOTAL INVESTMENTS – 100.0% (Cost $31,054,025)	35,175,637
	Liabilities in Excess of Other Assets – 0.0%	(7,116)

	TOTAL NET ASSETS – 100.0%	$35,168,521

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $419,561 which represents 1.2% of Net Assets.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of these securities is $0.
[3]	Illiquid security, represents 0.0% of Net Assets. The total value of these securities is $0.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

13

Segall Bryant & Hamill Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	27.4%
Technology	17.9%
Consumer Discretionary	11.2%
Communications	9.9%
Materials	7.8%
Energy	7.1%
Consumer Staples	6.0%
Industrials	5.1%
Utilities	2.8%
Health Care	2.1%
Total Common Stocks	97.3%
Preferred Stocks
Energy	0.9%
Technology	0.8%
Financials	0.4%
Utilities	0.3%
Total Preferred Stocks	2.4%
Warrants
Consumer Staples	0.0%
Total Warrants	0.0%
Short-Term Investments	0.3%
Total Investments	100.0%
Liabilities in Excess of Other Assets	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

14

Segall Bryant & Hamill Emerging Markets Fund

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $31,054,025)	$35,175,637
Receivables:
Investment securities sold	26,902
Dividends and interest	84,744
Due from Advisor	14,661
Prepaid expenses	6,085
Total assets	35,308,029

Liabilities:
Payables:
Investment securities purchased	1,143
Distribution fees (Note 8)	506
Custody fees	62,317
Fund accounting fees	30,759
Fund administration fees	14,903
Auditing fees	9,568
Transfer agent fees and expenses	6,644
Trustees' deferred compensation (Note 4)	2,052
Chief Compliance Officer fees	1,155
Trustees' fees and expenses	1,139
Accrued other expenses	9,322
Total liabilities	139,508

Net Assets	$35,168,521

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	32,021,237
Total distributable earnings	3,147,284
Net Assets	$35,168,521

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$2,448,618
Shares of beneficial interest issued and outstanding	289,906
Redemption Price	$8.45
Maximum sales charge (5.75% of offering price)*	0.52
Maximum public offering price to public	$8.97

Class I Shares:
Net assets applicable to shares outstanding	$32,719,903
Shares of beneficial interest issued and outstanding	3,861,458
Offering and redemption price per share	$8.47

*	No sales charge applies on investments of $1,000,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

15

Segall Bryant & Hamill Emerging Markets Fund

STATEMENT OF OPERATIONS

For the Six Month Ended April 30, 2019 (Unaudited)

Investment Income:
Dividend (net of foreign withholding taxes of $46,232)	$363,737
Interest	61
Total investment income	363,798

Expenses:
Advisory fees	149,290
Custody fees	124,613
Fund accounting fees	87,503
Fund administration fees	33,182
Transfer agent fees and expenses	18,488
Auditing fees	9,065
Legal fees	8,898
Registration fees	6,675
Trustees' fees and expenses	3,721
Shareholder reporting fees	3,491
Miscellaneous	3,461
Chief Compliance Officer fees	2,805
Distribution fees (Note 8)	2,753
Insurance fees	739
Total expenses	454,684
Advisory fees waived	(149,290)
Other expenses absorbed	(98,612)
Net expenses	206,782
Net investment income	157,016

Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(820,631)
Foreign currency transactions	(30,881)
Net realized loss	(851,512)
Net change in unrealized appreciation/depreciation on:
Investments	4,764,872
Foreign currency translations	(328)
Net change in unrealized appreciation/depreciation	4,764,544
Net realized and unrealized gain	3,913,032

Net Increase in Net Assets from Operations	$4,070,048

See accompanying Notes to Financial Statements.

16

Segall Bryant & Hamill Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Month Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$157,016	$812,439
Net realized gain (loss) on investments and foreign currency transactions	(851,512)	172,728
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	4,764,544	(6,786,605)
Net increase (decrease) in net assets resulting from operations	4,070,048	(5,801,438)

Distributions to Shareholders:
Class A	(59,175)	(144,172)
Class I	(962,729)	(1,573,006)
Total distributions to shareholders	(1,021,904)	(1,717,178)

Capital Transactions:
Net proceeds from shares sold:
Class A	158,510	379,788
Class I	395,101	4,972,314
Reinvestment of distributions:
Class A	56,617	138,846
Class I	466,826	704,841
Cost of shares redeemed:
Class A1	(15,827)	(1,078,667)
Class I2	(944,402)	(855,119)
Net increase in net assets from capital transactions	116,825	4,262,003

Total increase (decrease) in net assets	3,164,969	(3,256,613)

Net Assets:
Beginning of period	32,003,552	35,260,165
End of period	$35,168,521	$32,003,552

Capital Share Transactions:
Shares sold:
Class A	19,167	38,766
Class I	47,668	520,268
Shares reinvested:
Class A	7,640	15,207
Class I	62,829	76,948
Shares redeemed:
Class A	(2,120)	(116,910)
Class I	(118,816)	(97,489)
Net increase from capital share transactions	16,368	436,790

[1]	Net of redemption fees of $0 and $49, respectively.
[2]	Net of redemption fees of $0 and $141, respectively.

See accompanying Notes to Financial Statements.

17

Segall Bryant & Hamill Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period

	For the Six Months		For the Year Ended October 31,				For the Period
	Ended April 30, 2019 (Unaudited)		2018	2017	2016	2015	June 30, 2014* through October 31, 2014
Net asset value, beginning of period	$7.70		$9.49	$7.60	$6.91	$8.43	$9.40
Income from Investment Operations:
Net investment income[1]	0.03		0.18	0.13	0.14	0.12	0.08
Net realized and unrealized gain (loss)	0.94		(1.53)	1.90	0.58	(1.50)	(0.50)
Total from investment operations	0.97		(1.35)	2.03	0.72	(1.38)	(0.42)

Less Distributions:
From net investment income	(0.18)		(0.13)	(0.14)	(0.03)	(0.14)	(0.13)
From net realized gain	(0.04)		(0.31)	-	-	-	(0.34)
Tax return of capital	-		-	-	-	-	(0.08)
Total distributions	(0.22)		(0.44)	(0.14)	(0.03)	(0.14)	(0.55)

Redemption fee proceeds[1]	-		- [2]	-	-	-	-

Net asset value, end of period	$8.45		$7.70	$9.49	$7.60	$6.91	$8.43

Total return[3]	13.04	% [4]	(14.96)%	27.27%	10.42%	(16.47)%	(4.49	)% [4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,449		$2,043	$3,116	$921	$8	$107

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.97	% [5]	2.49%	2.87%	5.58%	5.76%	1.48	% [5]
After fees waived and expenses absorbed	1.48	% [5]	1.48%	1.48%	1.48%	1.48%	1.48	% [5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.78	)% [5]	0.96%	0.15%	(2.00)%	(2.92)%	2.34	% [5,6]
After fees waived and expenses absorbed	0.71	% [5]	1.97%	1.54%	2.10%	1.36%	2.34	% [5]

Portfolio turnover rate	53	% [4]	99%	97%	84%	95%	131%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $1,000,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	Unaudited.

See accompanying Notes to Financial Statements.

18

Segall Bryant & Hamill Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended		For the Year Ended October 31,
	April 30, 2019 (Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.74		$9.54	$7.63	$6.92	$8.44	$9.35
Income from Investment Operations:
Net investment income[1]	0.04		0.20	0.15	0.16	0.13	0.20
Net realized and unrealized gain (loss)	0.94		(1.54)	1.91	0.58	(1.49)	(0.34)
Total from investment operations	0.98		(1.34)	2.06	0.74	(1.36)	(0.14)

Less Distributions:
From net investment income	(0.21)		(0.15)	(0.15)	(0.03)	(0.16)	(0.21)
From net realized gain	(0.04)		(0.31)	-	-	-	(0.46)
Tax return of capital	-		-	-	-	-	(0.10)
Total distributions	(0.25)		(0.46)	(0.15)	(0.03)	(0.16)	(0.77)

Redemption fee proceeds[1]	-		- [2]	-	- [2]	-	-	[2]

Net asset value, end of period	$8.47		$7.74	$9.54	$7.63	$6.92	$8.44

Total return[3]	13.11	% [6]	(14.81)%	27.68%	10.54%	(16.19)%	(1.44	)% [4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,720		$29,961	$32,144	$18,209	$982	$7,882

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.72	% [7]	2.24%	2.62%	5.33%	5.42%	1.12%
After fees waived and expenses absorbed	1.23	% [7]	1.23%	1.23%	1.23%	1.25%	1.12%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.53	)% [7]	1.21%	0.40%	(1.75)%	(2.59)%	2.21	% [5]
After fees waived and expenses absorbed	0.96	% [7]	2.22%	1.79%	2.35%	1.58%	2.21%

Portfolio turnover rate	53	% [6]	99%	97%	84%	95%	131%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

19

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 97.9%
	AUSTRALIA – 7.2%
647,112	Accent Group Ltd.	$736,754
68,898	Ansell Ltd.	1,311,418
286,642	Ausdrill Ltd.	331,401
726,504	Australian Pharmaceutical Industries Ltd.	737,516
252,425	Beach Energy Ltd.	379,038
12,490	Brickworks Ltd.	144,139
36,909	Cedar Woods Properties Ltd.	148,052
468,411	Charter Hall Retail REIT - REIT	1,535,503
479,445	Downer EDI Ltd.	2,616,076
100,829	HT&E Ltd.	122,971
268,407	Inghams Group Ltd.	842,024
174,439	Integrated Research Ltd.	304,976
266,390	IOOF Holdings Ltd.	1,218,802
7,663	JB Hi-Fi Ltd.	139,214
209,822	Link Administration Holdings Ltd.	1,124,179
16,564	Magellan Financial Group Ltd.	520,917
58,067	New Hope Corp. Ltd.	110,117
620,917	NRW Holdings Ltd.	1,286,920
1,194,086	Resolute Mining Ltd.	951,228
469,545	Sandfire Resources NL	2,330,347
1,821,425	Seven West Media Ltd. *	725,488
281,480	Super Retail Group Ltd.	1,718,447
286,257	Tassal Group Ltd.	1,033,229
445,596	Whitehaven Coal Ltd.	1,319,354
		21,688,110
	AUSTRIA – 1.0%
17,895	AT&S Austria Technologie & Systemtechnik A.G.	355,652
10,020	BAWAG Group A.G. [1]	486,390
16,939	Porr Ag	450,263
113,972	Telekom Austria A.G. *	853,895
22,635	Vienna Insurance Group AG Wiener Versicherung Gruppe	629,596
12,320	Wienerberger A.G.	282,714
		3,058,510
	BELGIUM – 1.5%
874	Ackermans & van Haaren N.V.	140,569
20,573	D'ieteren S.A.	851,440
35,351	Euronav N.V.	333,844
47,869	Fagron	948,682
13,580	Intervest Offices & Warehouses N.V. - REIT	384,584
8,472	Ontex Group N.V.	212,845
42,472	Orange Belgium S.A.	889,835

20

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	BELGIUM (Continued)
7,494	Retail Estates N.V. - REIT	$699,306
		4,461,105
	DENMARK – 1.4%
8,874	D/S Norden A/S	140,650
20,353	Dfds A/S	965,623
62,742	Matas A/S	623,056
11,459	NNIT A/S [1]	301,956
26,327	PER Aarsleff Holding A/S - Class B	872,121
95,067	Scandinavian Tobacco Group A/S [1]	1,131,869
2,694	TORM PLC *	21,289
		4,056,564
	FINLAND – 1.8%
76,688	Cramo OYJ	1,612,719
62,537	Oriola Oyj - Class B	161,322
176,532	Ramirent OYJ	1,237,466
95,956	Sanoma OYJ	978,286
50,440	Tieto OYJ	1,432,415
		5,422,208
	FRANCE – 3.4%
84,895	Air France-KLM *	980,730
11,420	Albioma S.A.	268,337
26,556	APERAM S.A.	816,100
2,368	Boiron S.A.	126,288
8,431	Eramet	589,300
22,428	Faurecia	1,139,008
6,636	Groupe Guillin	154,438
2,106	Guerbet	125,661
18,648	Kaufman & Broad S.A.	743,745
68,749	Korian S.A.	2,765,073
7,978	Mercialys S.A. - REIT	104,870
1,795	Mersen	63,820
55,133	Neopost S.A.	1,351,735
2,541	Nexity S.A.	118,785
27,917	Rallye S.A.	325,009
11,105	Television Francaise 1	121,313
4,981	Vilmorin & Cie S.A.	277,095
		10,071,307
	GERMANY – 4.9%
53,533	ADVA Optical Networking S.E. *	457,516
9,454	AURELIUS Equity Opportunities S.E. & Co. KGaA	469,307
1,906	Bijou Brigitte A.G.	94,274
36,066	Corestate Capital Holding S.A. *	1,446,119

21

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
257,447	Deutz A.G.	$2,535,200
13,949	DWS Group GmbH & Co. KGaA * 1	512,527
37,749	Elmos Semiconductor A.G.	1,037,293
19,146	Encavis A.G.	139,365
15,767	Gerresheimer A.G.	1,184,824
33,101	GFT Technologies S.E.	336,356
27,544	Grand City Properties S.A.	647,513
2,086	Hornbach Holding A.G. & Co. KGaA	113,120
13,845	JOST Werke A.G. [1]	510,103
13,991	LEG Immobilien A.G.	1,628,047
21,505	Salzgitter A.G.	708,392
23,007	Siltronic A.G.	2,254,253
15,667	VERBIO Vereinigte BioEnergie A.G.	136,181
21,084	Zeal Network S.E.	478,859
		14,689,249
	HONG KONG – 2.0%
98,565	Chow Sang Sang Holdings International Ltd.	163,588
2,849,000	CITIC Telecom International Holdings Ltd.	1,180,304
169,758	Emperor International Holdings Ltd.	50,420
1,876,000	First Pacific Co., Ltd.	777,203
492,700	IT Ltd.	238,034
1,547,000	K Wah International Holdings Ltd.	970,227
1,055,000	Pacific Textiles Holdings Ltd.	892,974
14,000	Polytec Asset Holdings Ltd.	1,999
2,028,000	Shun Tak Holdings Ltd.	902,218
150,500	SmarTone Telecommunications Holdings Ltd.	156,739
1,072,000	Sun Hung Kai & Co., Ltd.	534,306
424,000	Texwinca Holdings Ltd.	168,631
		6,036,643
	IRELAND – 0.6%
7,216	Glanbia PLC	132,649
510,636	Irish Residential Properties REIT PLC	904,896
102,371	Origin Enterprises PLC	632,643
		1,670,188
	ISRAEL – 1.7%
5,854	ADO Group Ltd. *	122,840
3,779	Delek Group Ltd.	718,724
24,585	Discount Investment Corp. Ltd.	56,618
48,304	First International Bank Of Israel Ltd.	1,212,970
4,406	Formula Systems 1985 Ltd.	210,014
3,677	Israel Corp. Ltd.	885,321
147,324	Israel Discount Bank Ltd. - Class A	574,064

22

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL (Continued)
19,400	Ituran Location and Control Ltd.	$713,338
10,704	Matrix IT Ltd.	142,621
2,878	Melisron Ltd.	145,260
17,514	Naphtha Israel Petroleum Corp. Ltd.	106,554
8,525	Norstar Holdings, Inc.	120,222
2,732	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	142,674
		5,151,220
	ITALY – 3.4%
668,368	A2A S.p.A.	1,116,945
79,812	ACEA S.p.A.	1,448,360
6,883	Amplifon S.p.A.	132,241
381,411	Anima Holding S.p.A. [1]	1,516,917
22,455	Azimut Holding S.p.A.	453,331
279,822	Banca Farmafactoring S.p.A. [1]	1,650,812
29,352	Buzzi Unicem S.p.A.	447,062
216,627	Cairo Communication S.p.A.	891,679
80,334	CIR-Compagnie Industriali Riunite S.p.A.	98,751
12,517	doBank S.p.A.	176,327
124,035	Fincantieri S.p.A.	151,635
564,069	Saras S.p.A.	1,007,176
70,754	Societa Iniziative Autostradali e Servizi S.p.A.	1,163,362
		10,254,598
	JAPAN[2] – 30.4%
561	AEON REIT Investment Corp. [3]	678,020
43,685	Aichi Corp. [3]	298,492
14,200	Aichi Steel Corp. [3]	436,085
33,406	Aisan Industry Co., Ltd. [3]	226,440
7,223	Akatsuki, Inc. [3]	329,000
10,600	Akita Bank Ltd. [3]	209,331
84,400	Arcs Co., Ltd. [3]	1,711,010
40,900	Aruhi Corp. [3]	730,493
9,200	Asahi Holdings, Inc. [3]	179,084
34,400	Avex, Inc. [3]	435,934
9,799	Axial Retailing, Inc. [3]	291,908
12,100	Bank of Saga Ltd. [3]	191,639
79,000	Bunka Shutter Co., Ltd. [3]	582,814
34,600	Canon Electronics, Inc. [3]	570,200
7,000	Chori Co., Ltd. [3]	104,505
15,900	Cleanup Corp. [3]	88,964
55,266	Daido Metal Co., Ltd. [3]	348,420
25,100	Daiho Corp. [3]	673,233
9,576	Daiichi Jitsugyo Co., Ltd. [3]	295,617
34,364	Daikyonishikawa Corp. [3]	346,590

23

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
16,400	Daiwabo Holdings Co., Ltd. [3]	$839,283
29,100	Dip Corp. [3]	444,795
21,700	DTS Corp. [3]	768,564
11,400	Elematec Corp. [3]	209,766
30,000	Exedy Corp. [3]	687,455
75,200	Ferrotec Holdings Corp. [3]	841,200
56,900	Financial Products Group Co., Ltd.[3]	489,688
35,300	Fujii Corp./Aichi [3]	533,601
6,000	Fuso Pharmaceutical Industries Ltd. [3]	133,089
20,600	Godo Steel Ltd. [3]	321,520
12,700	Hakuto Co., Ltd. [3]	137,797
407	Hankyu Hanshin Reit, Inc. – REIT [3]	542,191
185,400	Haseko Corp. [3]	2,242,222
71,200	Heiwado Co., Ltd. [3]	1,311,890
17,400	Hibiya Engineering Ltd. [3]	291,391
36,100	Hitachi Capital Corp. [3]	840,620
83,700	Hokkaido Electric Power Co., Inc. [3]	469,440
68,200	Inabata & Co., Ltd. [3]	937,375
134	Industrial & Infrastructure Fund Investment Corp. – REIT [3]	152,383
5,946	Invincible Investment Corp. – REIT [3]	3,008,747
66,400	Itochu Enex Co., Ltd. [3]	543,684
19,000	J-Oil Mills, Inc. [3]	680,325
16,425	Jaccs Co., Ltd. [3]	285,380
98,200	Japan Aviation Electronics Industry Ltd. [3]	1,588,828
31,700	Juroku Bank Ltd. [3]	647,570
20,600	Kaken Pharmaceutical Co., Ltd. [3]	882,427
29,900	Kanamoto Co., Ltd. [3]	709,774
35,337	Kanematsu Corp. [3]	392,218
24,431	Kasai Kogyo Co., Ltd. [3]	202,734
40,900	Keihin Corp. [3]	674,069
633	Kenedix Retail REIT Corp. [3]	1,533,012
14,400	Krosaki Harima Corp. [3]	761,013
55,000	Kumagai Gumi Co., Ltd. [3]	1,613,794
1,367	LIXIL VIVA Corp. [3]	16,098
36,200	Makino Milling Machine Co., Ltd. [3]	1,535,903
16,900	Maruha Nichiro Corp. [3]	537,105
99,000	MCJ Co., Ltd. [3]	712,819
1,544	MCUBS MidCity Investment Corp. – REIT [3]	1,414,879
3,028	Mirai Corp. – REIT [3]	1,331,466
27,086	Misawa Homes Co., Ltd. [3]	189,557
11,600	Mixi, Inc. [3]	250,654
38,800	Musashi Seimitsu Industry Co., Ltd. [3]	605,710
31,637	NEC Networks & System Integration Corp. [3]	762,142
72,000	Nichi-iko Pharmaceutical Co., Ltd. [3]	863,006

24

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
5,700	Nichias Corp. [3]	$110,194
66,100	NichiiGakkan Co., Ltd. [3]	810,535
16,005	Nihon Chouzai Co., Ltd. [3]	582,253
57,674	Nikkiso Co., Ltd. [3]	714,974
18,000	Nippo Corp. [3]	365,961
24,300	Nippon Carbon Co., Ltd. [3]	1,072,337
254,900	Nippon Light Metal Holdings Co., Ltd. [3]	563,470
8,501	Nippon Road Co., Ltd. [3]	489,687
158,400	Nippon Sheet Glass Co., Ltd. [3]	1,311,480
25,900	Nippon Steel & Sumikin Bussan Corp. [3]	1,083,560
4,100	Nishimoto Co., Ltd. [3]	148,299
20,500	Nishio Rent All Co., Ltd. [3]	568,859
49,963	Nissin Electric Co., Ltd. [3]	473,688
29,500	NS United Kaiun Kaisha Ltd. [3]	647,937
13,625	Okabe Co., Ltd. [3]	124,684
208	One REIT, Inc. – REIT [3]	515,962
686,573	Orient Corp. [3]	724,285
222,800	OSJB Holdings Corp. [3]	532,328
140,847	Press Kogyo Co., Ltd. [3]	762,877
98,329	Pressance Corp. [3]	1,204,476
13,200	Proto Corp. [3]	247,692
17,896	Qol Holdings Co., Ltd. [3]	271,869
21,000	Raito Kogyo Co., Ltd. [3]	271,146
42,700	Restar Holdings Corp. [3]	913,597
10,000	Ricoh Leasing Co., Ltd. [3]	292,271
62,900	Ryoyo Electro Corp. [3]	968,441
44,100	SAMTY Co., Ltd. [3]	572,184
6,765	San ju San Financial Group, Inc. [3]	91,346
40,940	Sanki Engineering Co., Ltd. [3]	448,007
20,400	Sanoh Industrial Co., Ltd. [3]	96,934
15,600	Sanyo Chemical Industries Ltd. [3]	789,574
17,700	Sanyo Special Steel Co., Ltd. [3]	354,925
17,200	Sawai Pharmaceutical Co., Ltd. [3]	924,156
49,900	Shikoku Electric Power Co., Inc. [3]	504,291
185,000	Shinoken Group Co., Ltd. [3]	1,198,340
55,100	Shizuoka Gas Co., Ltd. [3]	447,342
48,900	Showa Corp. [3]	718,252
52,900	Showa Denko KK [3]	1,806,009
10,200	Sinanen Holdings Co., Ltd. [3]	191,680
309,400	SKY Perfect JSAT Holdings, Inc. [3]	1,237,865
596,100	Sojitz Corp. [3]	2,052,224
17,400	Star Micronics Co., Ltd. [3]	283,984
19,300	Starzen Co., Ltd. [3]	697,457
103,200	Sumitomo Mitsui Construction Co., Ltd. [3]	673,516

25

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
53,300	T-Gaia Corp. [3]	$866,506
51,200	Taiyo Yuden Co., Ltd. [3]	1,246,907
47,200	Takeuchi Manufacturing Co., Ltd. [3]	895,074
14,382	Tekken Corp. [3]	376,043
12,125	Tenma Corp. [3]	225,367
8,680	Toenec Corp. [3]	241,028
117,900	Tokai Carbon Co., Ltd. [3]	1,364,292
37,500	Tokai Rika Co., Ltd. [3]	651,160
42,100	Tokyo Seimitsu Co., Ltd. [3]	1,222,882
61,800	Tokyo Steel Manufacturing Co., Ltd. [3]	529,244
121	Topre Corp. [3]	2,270
77,800	Tosei Corp. [3]	647,012
29,373	Towa Pharmaceutical Co., Ltd. [3]	723,258
101,800	Toyo Construction Co., Ltd. [3]	375,024
38,200	Toyota Boshoku Corp. [3]	564,449
109,100	TSI Holdings Co., Ltd. [3]	678,471
19,500	Tsubakimoto Chain Co. [3]	726,856
22,375	TV Asahi Holdings Corp. [3]	394,868
46,678	UKC Holdings Corp. [3]	757,148
39,000	Unipres Corp. [3]	602,723
21,600	United Super Markets Holdings, Inc. [3]	195,271
5,700	V Technology Co., Ltd. [3]	766,212
49,400	Valor Holdings Co., Ltd. [3]	1,205,080
98,700	Vital KSK Holdings, Inc. [3]	941,767
18,200	Yahagi Construction Co., Ltd. [3]	127,675
29,700	Yorozu Corp. [3]	432,560
18,000	Yuasa Trading Co., Ltd. [3]	513,488
101,691	Yurtec Corp. [3]	717,622
35,500	Zenkoku Hosho Co., Ltd. [3]	1,246,537
		90,762,705
	NETHERLANDS – 2.5%
52,372	ASR Nederland N.V.	2,326,078
408,525	Koninklijke BAM Groep N.V.	1,988,558
20,842	Koninklijke Volkerwessels N.V.	445,546
3,537	NSI N.V. - REIT	140,036
37,495	Signify N.V. [1]	1,124,093
58,631	Wereldhave N.V. - REIT	1,500,627
		7,524,938
	NEW ZEALAND – 0.8%
332,329	Air New Zealand Ltd.	595,981
72,770	Genesis Energy Ltd.	148,485
351,434	SKY Network Television Ltd.	286,368
255,332	SKYCITY Entertainment Group Ltd.	695,802

26

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NEW ZEALAND (Continued)
192,045	Z Energy Ltd.	$811,946
		2,538,582
	NORWAY – 2.8%
143,046	Austevoll Seafood A.S.A.	1,662,998
395,415	DNO A.S.A.	896,931
209,476	Elkem A.S.A. * 1	864,369
107,005	Europris A.S.A.	333,883
64,066	Evry A.S. [1]	237,996
115,541	Grieg Seafood A.S.A.	1,333,191
73,456	Selvaag Bolig A.S.A.	416,343
99,499	SpareBank 1 Nord Norge	757,703
123,311	SpareBank 1 SMN	1,336,375
22,370	SpareBank 1 Sr.-Bank A.S.A.	258,380
13,072	Stolt-Nielsen Ltd.	163,637
		8,261,806
	PORTUGAL – 0.6%
72,967	Altri SGPS S.A.	571,640
83,173	CTT-Correios de Portugal S.A.	235,638
157,523	NOS SGPS S.A.	1,057,397
		1,864,675
	SINGAPORE – 1.5%
161,704	Ascott Residence Trust - REIT	142,670
88,900	Best World International Ltd. [3]	105,888
412,700	Cache Logistics Trust - REIT	230,609
2,059,300	ESR-REIT - REIT	802,462
1,459,447	Japfa Ltd.	686,748
186,700	Keppel DC REIT - REIT	207,277
2,028,629	Lippo Malls Indonesia Retail Trust - REIT	320,679
649,075	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	198,049
898,400	Soilbuild Business Space REIT	399,626
1,265,300	Starhill Global REIT - REIT	707,027
625,006	Yanlord Land Group Ltd.	670,913
		4,471,948
	SPAIN – 2.2%
5,956	Cia de Distribucion Integral Logista Holdings S.A.	141,218
36,011	CIE Automotive S.A.	1,004,075
130,162	Ence Energia y Celulosa S.A.	699,570
260,729	Gestamp Automocion S.A. [1]	1,662,454
10,626	Grupo Catalana Occidente S.A.	401,633
13,201	Indra Sistemas S.A. *	155,463

27

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPAIN (Continued)
657,269	Liberbank S.A. *	$290,744
54,883	Mediaset Espana Comunicacion S.A.	424,734
720,835	Sacyr S.A.	1,764,089
		6,543,980
	SWEDEN – 5.8%
315,089	Arjo A.B.	1,167,832
107,429	Betsson A.B. *	815,344
145,332	Bilia A.B. - A Shares	1,247,163
196,015	Dios Fastigheter A.B.	1,395,213
25,865	Getinge A.B. - B Shares	363,987
179,216	Hemfosa Fastigheter A.B.	1,481,327
23,918	Humana A.B.	151,105
32,851	Intrum A.B.	835,699
67,781	Loomis A.B. - Class B	2,505,068
149,720	Nobina A.B. [1]	961,643
297,354	Peab A.B.	2,717,677
182,190	Ratos A.B. - B Shares	413,597
38,850	Recipharm A.B. - B Shares *	555,923
152,247	Resurs Holding A.B. [1]	942,607
395,881	SSAB A.B.	1,275,113
58,641	Tethys Oil A.B.	481,307
		17,310,605
	SWITZERLAND – 3.9%
7,185	ALSO Holding A.G. *	902,532
9,894	BKW A.G.	630,148
1,580	Cembra Money Bank A.G.	146,604
680	dormakaba Holding A.G. *	513,170
3,660	Feintool International Holding A.G. *	263,994
38,340	Galenica A.G. *, 1	1,954,625
241	Helvetia Holding A.G.	153,138
17,234	Implenia A.G.	541,543
379	Intershop Holding A.G.	185,595
34,569	Landis+Gyr Group A.G. *	2,412,027
11,300	Logitech International S.A.	441,798
51,475	Mobilezone Holding A.G. *	469,286
4,531	Siegfried Holding A.G. *	1,718,578
3,430	Sunrise Communications Group A.G. *, 1	227,713
19,296	Swissquote Group Holding S.A.	752,904
9,542	Zehnder Group A.G.	328,679
		11,642,334
	UNITED KINGDOM – 18.5%
39,401	Aggreko PLC	438,348

28

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
241,887	Alliance Pharma PLC	$247,911
128,079	Arrow Global Group PLC	322,661
277,842	Avast PLC *	1,097,746
13,439	Barratt Developments PLC	105,458
25,055	Bellway PLC	1,016,706
102,999	Biffa PLC [1]	318,976
121,704	Bovis Homes Group PLC	1,761,526
488,795	Capital & Regional PLC - REIT	152,967
337,608	Charter Court Financial Services Group PLC [1]	1,562,796
640,462	Cineworld Group PLC	2,655,717
40,119	Computacenter PLC	631,420
284,313	Conviviality PLC *, 3, 4	-
29,862	Crest Nicholson Holdings PLC	149,913
14,589	Daily Mail & General Trust PLC	124,983
1,175,190	Dixons Carphone PLC	2,223,498
298,944	Drax Group PLC	1,329,246
33,649	DS Smith PLC	156,640
449,682	Empiric Student Property PLC - REIT	548,836
1,067,411	EnQuest PLC *	297,578
196,342	Equiniti Group PLC [1]	549,420
5,425	Euromoney Institutional Investor PLC	86,868
351,664	Evraz PLC	2,877,876
331,131	Ferrexpo PLC	895,077
1,079,646	Firstgroup PLC *	1,554,217
181,974	Galliford Try PLC	1,286,086
105,200	Go-Ahead Group PLC	2,657,092
129,116	Greencore Group PLC	387,230
227,884	Greene King PLC	1,904,729
52,571	Hastings Group Holdings PLC [1]	130,451
80,158	Hikma Pharmaceuticals PLC	1,845,338
195,061	International Personal Finance PLC	465,460
316,982	John Laing Group PLC [1]	1,588,837
73,325	Keller Group PLC	672,154
167,321	Kier Group PLC	819,042
182,758	Lancashire Holdings Ltd.	1,638,364
462,662	Lookers PLC	545,976
675,038	Marston's PLC	893,420
414,967	Mediclinic International PLC	1,856,503
16,030	Micro Focus International PLC	405,034
33,109	Mitchells & Butlers PLC *	110,306
5,047	Morgan Sindall Group PLC	86,343
243,690	NewRiver REIT PLC	729,259
301,557	OneSavings Bank PLC	1,710,488
624,913	Pendragon PLC	187,417

29

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
15,473	Pennon Group PLC	$151,038
208,963	Petrofac Ltd.	1,207,893
118,250	Photo-Me International PLC	140,469
144,038	Plus500 Ltd.	991,682
204,231	RDI REIT PLC - REIT	336,079
138,187	Redde PLC	216,948
198,108	Redrow PLC	1,591,267
328,387	Regional REIT Ltd. - REIT [1]	452,180
83,662	Sabre Insurance Group PLC	290,182
185,177	Safestore Holdings PLC - REIT	1,555,013
605,890	Saga PLC	465,340
41,436	Savills PLC	487,355
27,750	Spectris PLC	994,354
11,590	Staffline Group PLC	133,295
957,078	Stagecoach Group PLC	1,643,593
274,946	Tate & Lyle PLC	2,751,970
197,005	TP ICAP PLC	722,360
37,137	TT Electronics PLC	120,093
		55,277,024

	TOTAL COMMON STOCKS (Cost $297,168,200)	292,758,299

Principal Amount

	INTERNATIONAL BOND – 0.0%
	ISRAEL – 0.0%
$14,382	IDB Development Corp., Ltd., 4.95%	2,608

	TOTAL INTERNATIONAL BONDS (Cost $2,952)	2,608

Number of Shares
	PREFERRED STOCKS – 0.6%
	GERMANY – 0.6%
20,829	Sixt S.E.	1,595,582
1,356	STO S.E. & Co. KGaA	135,205
		1,730,787

	TOTAL PREFERRED STOCKS (Cost $1,286,593)	1,730,787
	UNITS – 0.4%
	AUSTRALIA – 0.4%
200,143	Aventus Group - REIT	321,696
458,837	Cromwell Property Group - REIT	363,900

30

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	AUSTRALIA (Continued)
1,048,779	Infigen Energy *	$340,105
		1,025,701

	TOTAL UNITS (Cost $1,047,272)	1,025,701

Principal Amount
	SHORT-TERM INVESTMENTS – 0.5%
$1,598,009	UMB Money Market Fiduciary, 0.25%[5]	1,598,009

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,598,009)	1,598,009

	TOTAL INVESTMENTS – 99.4% (Cost $301,103,026)	297,115,404
	Other Assets in Excess of Liabilities – 0.6%	1,850,548

	TOTAL NET ASSETS – 100.0%	$298,965,952

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $18,688,734 which represents 6.3% of Net Assets.
[2]	This security was deemed temporarily illiquid due to extended holiday market closure. Per SEC guidance, extended market closure is not required to report under N-LIQUID. The total temporarily illiquid securities represent 30.4% of Net Assets. Total value of these securities is $90,762,705.
[3]	Illiquid security, represents 30.4% of Net Assets. The total value of these securities is $90,868,593.
[4]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of these securities is $0.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

31

Segall Bryant & Hamill International Small Cap Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	23.6%
Consumer Discretionary	18.2%
Industrials	15.5%
Materials	10.3%
Consumer Staples	8.2%
Technology	6.7%
Health Care	5.7%
Energy	3.9%
Communications	3.6%
Utilities	2.2%
Total Common Stocks	97.9%
International Bonds
Consumer Staples	0.0%
Total International Bonds	0.0%
Preferred Stocks
Consumer Discretionary	0.5%
Materials	0.1%
Total Preferred Stocks	0.6%
Units
Financials	0.3%
Utilities	0.1%
Total Units	0.4%
Short-Term Investments	0.5%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $301,103,026)	$297,115,404
Receivables:
Investment securities sold	1,470,598
Fund shares sold	3,363
Dividends and interest	2,465,546
Prepaid expenses	16,079
Total assets	301,070,990

Liabilities:
Payables:
Investment securities purchased	1,605,191
Due to custodian	125,392
Advisory fees	160,993
Fund accounting fees	75,954
Custody fees	55,560
Fund administration fees	33,557
Transfer agent fees and expenses	12,936
Auditing fees	9,568
Distribution fees (Note 8)	4,518
Trustees' deferred compensation (Note 4)	2,592
Trustees' fees and expenses	826
Chief Compliance Officer fees	714
Accrued other expenses	17,237
Total liabilities	2,105,038

Net Assets	$298,965,952

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	343,487,405
Total accumulated deficit	(44,521,453)
Net Assets	$298,965,952

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$21,850,070
Shares of beneficial interest issued and outstanding	1,905,095
Redemption Price	$11.47
Maximum sales charge (5.75% of offering price)*	0.70
Maximum public offering price to public	$12.17

Class I Shares:
Net assets applicable to shares outstanding	$277,115,882
Shares of beneficial interest issued and outstanding	24,132,906
Offering and redemption price per share	$11.48

*	No sales charge applies on investments of $1,000,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $638,405)	$5,250,939
Interest	1,574
Total investment income	5,252,513

Expenses:
Advisory fees	1,355,877
Custody fees	158,180
Fund administration fees	148,019
Fund accounting fees	139,687
Registration fees	33,948
Transfer agent fees and expenses	33,367
Distribution fees (Note 8)	26,509
Miscellaneous	10,102
Legal fees	9,402
Auditing fees	9,065
Shareholder reporting fees	7,950
Trustees' fees and expenses	4,375
Chief Compliance Officer fees	2,812
Insurance fees	1,125
Total expenses	1,940,418
Advisory fees waived	(362,178)
Net expenses	1,578,240
Net investment income	3,674,273

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(33,380,947)
Foreign currency transactions	3,549
Net realized loss	(33,377,398)
Net change in unrealized appreciation/depreciation on:
Investments	23,516,938
Foreign currency translations	(1,305)
Net change in unrealized appreciation/depreciation	23,515,633
Net increase from payments by affiliates (Note 4)	132,086
Net realized and unrealized loss	(9,729,679)

Net Decrease in Net Assets from Operations	$(6,055,406)

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,674,273	$8,457,121
Net realized loss on investments and foreign currency transactions	(33,377,398)	(7,502,249)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	23,515,633	(66,862,980)
Net increase from payments by affiliates (Note 4)	132,086	-
Net decrease in net assets resulting from operations	(6,055,406)	(65,908,108)

Distributions to Shareholders:
Class A	(481,336)	(1,286,490)
Class I	(8,187,235)	(16,690,868)
Total distributions to shareholders	(8,668,571)	(17,977,358)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,275,208	4,710,789
Class I	62,061,207	192,194,524
Reinvestment of distributions:
Class A	365,763	991,942
Class I	5,493,905	14,728,849
Cost of shares redeemed:
Class A1	(2,845,205)	(1,954,171)
Class I2	(127,694,539)	(75,720,895)
Net increase (decrease) in net assets from capital transactions	(61,343,661)	134,951,038

Total increase (decrease) in net assets	(76,067,638)	51,065,572

Net Assets:
Beginning of period	375,033,590	323,968,018
End of period	$298,965,952	$375,033,590

Capital Share Transactions:
Shares sold:
Class A	112,936	338,400
Class I	5,505,292	13,911,919
Shares reinvested:
Class A	35,203	71,776
Class I	528,768	1,064,993
Shares redeemed:
Class A	(250,841)	(147,211)
Class I	(11,771,276)	(5,711,482)
Net increase (decrease) from capital share transactions	(5,839,918)	9,528,395

[1]	Net of redemption fees of $228 and $476, respectively.
[2]	Net of redemption fees of $12,202 and $87,340, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period

		For the Year Ended October 31,				For the
	For the Six Months Ended April 30, 2019 (Unaudited)	2018	2017	2016	2015	Period June 30, 2014* through October 31, 2014
Net asset value, beginning of period	$11.73	$14.47	$11.74	$11.36	$11.57	$12.76
Income from Investment Operations:
Net investment income[1]	0.12	0.26	0.23	0.26	0.21	0.07
Net realized and unrealized gain (loss)	(0.13)	(2.27)	2.69	0.35	0.28	(1.09)
Total from investment operations	(0.01)	(2.01)	2.92	0.61	0.49	(1.02)

Less Distributions:
From net investment income	(0.25)	(0.29)	(0.19)	(0.17)	(0.22)	(0.17)
From net realized gain	-	(0.44)	-	(0.06)	(0.48)	-
Total distributions	(0.25)	(0.73)	(0.19)	(0.23)	(0.70)	(0.17)

Redemption fee proceeds[1]	- [3]	- [3]	-	-	-	-

Net increase from payment by affiliates (Note 4)	- [3]	-	-	-	-	-

Net asset value, end of period	$11.47	$11.73	$14.47	$11.74	$11.36	$11.57

Total return[2]	0.16%[4]	(14.68)%	25.27%	5.43%	4.47%	(8.10)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,850	$23,554	$25,240	$12,013	$11,927	$9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.52%[5]	1.44%	1.47%	2.09%	1.29%	1.16%[5]
After fees waived and expenses absorbed	1.28%[5]	1.28%	1.28%	1.28%	1.29%	1.16%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.97%[5]	1.76%	1.61%	1.55%	2.11%	1.65%[5,6]
After fees waived and expenses absorbed	2.21%[5]	1.92%	1.80%	2.36%	2.11%	1.65%[5]

Portfolio turnover rate	65%[4]	111%	101%	94%	130%	101%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $1,000,000 or more. If the sales charge was included total returns would be lower.
[3]	Amount represents less than $0.01 per share.
[4]	Not annualized.
[5]	Annualized.
[6]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended October 31,
	April 30, 2019 (Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.77	$14.50	$11.76	$11.36	$11.57	$11.77
Income from Investment Operations:
Net investment income[1]	0.14	0.29	0.27	0.29	0.27	0.30
Net realized and unrealized gain (loss)	(0.14)	(2.26)	2.68	0.34	0.23	0.16 [2]
Total from investment operations	-	(1.97)	2.95	0.63	0.50	0.46

Less Distributions:
From net investment income	(0.29)	(0.32)	(0.21)	(0.17)	(0.23)	(0.33)
From net realized gain	-	(0.44)	-	(0.06)	(0.48)	(0.33)
Total distributions	(0.29)	(0.76)	(0.21)	(0.23)	(0.71)	(0.66)

Redemption fee proceeds[1]	- [3]	- [3]	- [3]	-	-	- [3]

Net increase from payment by affiliates (Note 4)	- [3]	-	-	-	-	-

Net asset value, end of period	$11.48	$11.77	$14.50	$11.76	$11.36	$11.57

Total return[4]	0.23%[6]	(14.40)%	25.60%	5.66%	4.61%	3.96%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$277,116	$351,480	$298,728	$71,853	$35,367	$45,074

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.27%[7]	1.19%	1.22%	1.84%	1.06%	0.97%
After fees waived and expenses absorbed	1.03%[7]	1.03%	1.03%	1.03%	1.06%	0.97%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.22%[7]	2.01%	1.86%	1.80%	2.34%	2.44%[5]
After fees waived and expenses absorbed	2.46%[7]	2.17%	2.05%	2.61%	2.34%	2.44%

Portfolio turnover rate	65%[6]	111%	101%	94%	130%	101%

[1]	Based on average shares outstanding for the period.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited)

Note 1 – Organization

Segall Bryant & Hamill Emerging Markets Fund (the “Emerging Markets Fund”) and Segall Bryant & Hamill International Small Cap Fund (the “International Small Cap Fund”) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Emerging Markets Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on June 30, 2011. The Emerging Markets Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Emerging Markets Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on May 31, 2011. The International Small Cap Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Small Cap Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(e) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more- likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2019 and as of and during the open tax years ended October 31, 2016 – 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Reorganization Information

On June 30, 2015, Philadelphia International Advisors LP (“Philadelphia International”), the investment adviser to the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund (each a “Portfolio” and collectively, the “Portfolios”), sold certain of its assets (the “Transaction”), including those assets relating to the management of the Portfolios to Segall Bryant & Hamill, LLC (“Segall”), the portfolio management team that has managed the Portfolios joined Segall and continued to manage the Portfolios in the same capacity at Segall. On May 18, 2015, the Board of Directors (the “Board”) of The Glenmede Fund, Inc. approved an Interim Investment Advisory Agreements (the “Interim Advisory Agreements”), on behalf of each Portfolio, with Segall effective upon the closing of the Transaction. The fee rates under the Interim Advisory Agreements are the same as the prior investment advisory agreements with Philadelphia International.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

On May 18, 2015, the Board also approved proposed new investment advisory agreements with Segall, subject to shareholder approval (the “New Advisory Agreements”) prior to the expiration of the Interim Advisory Agreements.

On May 18, 2015, the Board also approved an Agreement and Plan of Reorganization for each Portfolio relating to the reorganization of each Portfolio (each, a “Reorganization”) into a newly created series of the Investment Managers Series Trust (each an “Acquiring Fund”). Each Acquiring Fund will have substantially similar investment objectives, investment policies and restrictions as its corresponding Portfolio and will continue to be managed by the same investment management team that currently manages each Portfolio. Each Reorganization is subject to the completion of certain conditions, including approval by the applicable Portfolio’s shareholders.

This tax-free reorganization was accomplished on October 29, 2015 (the “Closing Date”), by exchanging the assets and liabilities of the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund for shares of the Emerging Markets Fund and International Small Cap Value Fund, respectively. Class I and Class IV shares of the Philadelphia International Emerging Markets Fund were exchanged for 1,154 shares of Class A of the Emerging Markets Fund (valued at $7,950) and 141,832 shares of Class I of the Emerging Markets Fund (valued at $978,111), respectively. Class I and Class IV shares of the Philadelphia International Small Cap Fund were exchanged for 1,049,760 shares of Class A of the International Small Cap Fund (valued at $11,853,058) and 3,113,307 shares of Class I of the International Small Cap Fund (valued at $35,143,444), respectively.

Note 4 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Segall (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of each Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.48% and 1.23% of the average daily net assets of the Emerging Markets Fund’s Class A shares and Class I shares, respectively. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.28% and 1.03% of the average daily net assets of the International Small Cap Fund’s Class A shares and Class I shares, respectively. These agreements are in effect until February 29, 2020, and they may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended April 30, 2019, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees waived	Other expenses absorbed	Total
Emerging Markets Fund	$149,290	$98,612	$247,902
International Small Cap Fund	362,178	-	362,178
	$511,468	$98,612	$610,080

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At April 30, 2019, the amount of these potentially recoverable expenses was $1,481,797 and $1,839,196 for the Emerging Markets Fund and International Small Cap Fund, respectively. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

	Emerging Markets Fund	International Small Cap Fund
2019	$490,840	$446,934
2020	369,919	406,979
2021	373,136	623,105
2022	247,902	362,178
Total	$1,481,797	$1,839,196

The custodian reimbursed the International Small Cap Fund $132,086 for losses incurred from corporate action processing. The amount is reported on the Fund’s Statement of Operations, Statements of Changes, and Financial Highlights. There was no impact of the reimbursement on the Fund’s total return.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2019 are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution- related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2019, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various funds in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Each Fund’s allocated fees incurred for CCO services for the six months ended April 30, 2019, are reported on the Statements of Operations.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

Note 5 – Federal Income Taxes

At April 30, 2019, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Small Cap Fund
Cost of investments	$31,108,065	$302,491,656

Gross unrealized appreciation	$5,520,279	$21,645,414
Gross unrealized depreciation	(1,452,707)	(27,021,666)
Net unrealized appreciation/(depreciation) on investments	$4,067,572	$(5,376,252)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Emerging Markets Fund	International Small Cap Fund
Undistributed ordinary income	$746,603	$7,797,200
Undistributed long-term capital gains	160,817	-
Accumulated earnings	907,420	7,797,200

Accumulated capital losses	-	(7,946,624)
Other losses	(74,037)	(11,051)
Unrealized depreciation on investments	(734,381)	(29,618,686)
Unrealized appreciation/ (depreciation) on foreign currency translations	138	(18,315)
Total accumulated earnings/(deficit)	$99,140	$(29,797,476)

At October 31, 2018, the Funds had accumulated non-expiring capital loss carry forwards as follows:

Fund	ST	LT	Total

Emerging Markets	$-	$-	$-
International Small Cap	7,946,624	-	7,946,624

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

44

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

The tax character of distributions paid during the fiscal years ended October 31, 2018, and October 31, 2017 were as follows:

	Emerging Markets Fund		International Small Cap Fund
	2018	2017	2018	2017
Distributions paid from:
Ordinary Income	$1,114,539	$382,796	$13,980,147	$1,657,054
Net long-term capital gains	602,639	-	3,997,211	-
Total distributions paid	$1,717,178	$382,796	$17,977,358	$1,657,054

Note 6 – Redemption Fee

Previously, the Funds may have imposed a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended April 30, 2019 and for the year ended October 31, 2018, redemption fees were as follows:

	April 30, 2019	October 31, 2018
Emerging Markets Fund	$-	$190
International Small Cap Fund	12,430	87,816

Effective March 19, 2019, the Funds no longer charge a redemption fee.

Note 7 – Investment Transactions

For the six months ended April 30, 2019, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Emerging Markets Fund	$17,570,069	$18,517,224
International Small Cap Fund	203,629,233	271,955,793

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares do not pay any distribution fees.

For the six months ended April 30, 2019, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

45

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

46

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2019, in valuing the Funds’ assets carried at fair value:

Emerging Markets	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Brazil	$1,998,871	$-	$-	$1,998,871
Chile	269,640	-	-	269,640
China	11,490,754	-	-	11,490,754
Colombia	141,891	-	-	141,891
Czech Republic	54,407	-	-	54,407
Egypt	63,656	-	-	63,656
Greece	34,481	-	-	34,481
Hungary	34,409	-	-	34,409
India	3,286,320	-	-	3,286,320
Indonesia	853,886	-	-	853,886
Malaysia	854,909	-	-	854,909
Mexico	867,937	-	-	867,937
Peru	150,249	-	-	150,249
Philippines	414,163	-	-	414,163
Poland	327,511	-	-	327,511
Qatar	325,509	-	-	325,509
Russia	1,132,940	-	-	1,132,940
South Africa	2,251,133	-	-	2,251,133
South Korea	4,235,730	-	-	4,235,730
Taiwan	4,052,909	-	-	4,052,909
Thailand	814,806	-	-	814,806
Turkey	232,548	-	-	232,548
United Arab Emirates	345,116	-	-	345,116
Preferred Stocks
Brazil	440,008	-	-	440,008
Russia	129,918	-	-	129,918
South Korea	259,539	-	-	259,539
Warrants**	268	-	-	268
Short-Term Investments	112,129	-	-	112,129
Total Investments	$35,175,637	$-	$-	$35,175,637

*	The Fund held level 3 securities valued at zero at period end.
**	All warrants held in the fund are level 1 securities.

47

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

International Small Cap	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Australia	$21,688,110	$-	$-	$21,688,110
Austria	3,058,510	-	-	3,058,510
Belgium	4,461,105	-	-	4,461,105
Denmark	4,056,564	-	-	4,056,564
Finland	5,422,208	-	-	5,422,208
France	10,071,307	-	-	10,071,307
Germany	14,689,249	-	-	14,689,249
Hong Kong	6,036,643	-	-	6,036,643
Ireland	1,670,188	-	-	1,670,188
Israel	5,151,220	-	-	5,151,220
Italy	10,254,598	-	-	10,254,598
Japan	-	90,762,705	-	90,762,705
Netherlands	7,524,938	-	-	7,524,938
New Zealand	2,538,582	-	-	2,538,582
Norway	8,261,806	-	-	8,261,806
Portugal	1,864,675	-	-	1,864,675
Singapore	4,366,060	105,888	-	4,471,948
Spain	6,543,980	-	-	6,543,980
Sweden	17,310,605	-	-	17,310,605
Switzerland	11,642,334	-	-	11,642,334
United Kingdom	55,285,196	-	-	55,285,196
International Bonds
Israel	-	2,608	-	2,608
Preferred Stocks**	1,730,787	-	-	1,730,787
Units***	1,025,701	-	-	1,025,701
Short-Term Investments	1,598,009	-	-	1,598,009
Total Investments	$206,244,203	$90,871,201	$-	$297,115,404

*	The Fund held level 3 securities valued at zero at period end.
**	All preferred stocks held in the Fund are level 1 securities
***	All units held in the Fund are level 1 securities.

The Emerging Markets Fund held level 3 securities valued at zero at period end. There was no change in valuation from October 31, 2018.

48

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2019:

	Fair Value April 30, 2019	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an Increase in Input(2)
Common Stock	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

On April 8, 2019, the Board of Trustees of Investment Managers Series Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of each Fund referred to below (each an “Acquired Fund”), each a series of the Trust, into a corresponding newly organized series (each an “Acquiring Fund”) of Segall Bryant & Hamill Trust (“SBHT”), also listed below. The reorganization of each Acquired Fund is subject to approval by its shareholders.

Acquired Fund	Acquiring Fund
Segall Bryant & Hamill All Cap Fund	Segall Bryant & Hamill All Cap Fund
Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill Emerging Markets Fund
Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Small Cap Fund
Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Value Fund

Each Acquiring Fund has the same investment objective and principal investment strategies, and similar investment restrictions as the corresponding Acquired Fund. Following the reorganizations, each Acquired Fund’s current investment advisor, Segall Bryant & Hamill, LLC (“SBH”), will continue to serve as investment advisor to each Acquiring Fund. Each Acquiring Fund will have the same portfolio management team as each corresponding Acquired Fund.

49

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

The Plan provides for each Acquired Fund to transfer all of its assets to the corresponding Acquiring Fund in return for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities. Shareholders of each Acquired Fund will become shareholders of the corresponding Acquiring Fund, receiving shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by the shareholders prior to the reorganization. The reorganizations are not expected to result in the recognition of gain or loss by any of the Acquired Funds or their shareholders for federal tax purposes. SBH has agreed to bear the costs related to the reorganizations.

The Trust will call a shareholder meeting at which shareholders of each Acquired Fund will be asked to consider and vote on the Plan with respect to their Acquired Fund. If the reorganization of an Acquired Fund is approved by its respective shareholders, the reorganization of that Acquired Fund is expected to take effect in the third quarter of 2019.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

50

Segall Bryant & Hamill Funds

EXPENSE EXAMPLES

For the Six Months Ended April 30, 2019 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an

$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/18	4/30/19	11/1/18 – 4/30/19
Class A	Actual Performance	$ 1,000.00	$ 1,130.40	$ 7.82
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.46	7.40
Class I	Actual Performance	1,000.00	1,131.10	6.50
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.69	6.16

*	Expenses are equal to the Fund’s annualized expense ratio of 1.48% and 1.23% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

51

Segall Bryant & Hamill Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2019 (Unaudited)

International Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/18	4/30/19	11/1/18 – 4/30/19
Class A	Actual Performance	$ 1,000.00	$ 1,001.60	$ 6.35
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.45	6.41
Class I	Actual Performance	1,000.00	1,002.30	5.11
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.69	5.16

*	Expenses are equal to the Fund’s annualized expense ratio of 1.28% and 1.03% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

52

Segall Bryant & Hamill Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Segall Bryant & Hamill

540 West Madison Street, Suite 1900

Chicago, Illinois 60661

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101 www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Segall Bryant & Hamill Emerging Markets Fund - Class A	SBHEX	46141Q 675
Segall Bryant & Hamill Emerging Markets Fund - Class I	SBEMX	46141Q 667
Segall Bryant & Hamill International Small Cap Fund - Class A	SBHSX	46141Q 659
Segall Bryant & Hamill International Small Cap Fund - Class I	SBSIX	46141Q 642

Privacy Principles of the Segall Bryant & Hamill Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non- public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Segall Bryant & Hamill Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (866) 490-4999 or on the SEC’s website at www.sec.gov.

Fund portfolio holdings

The Funds will file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi- annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (866) 490-4999.

Segall Bryant & Hamill Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 490-4999

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/19

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/09/19